UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-825

American Growth Fund, Inc.
(Exact name of registrant as specified in charter)

110 Sixteenth Street, Suite 1400, Denver, Colorado, 80202
(Address of principal executive offices) (Zip code)

Registrants telephone number, including area code: 303-626-0600

Date of fiscal year end: 07/31/2007

Date of reporting period: 07/01/2006 - 06/30/2007

Item 1. Proxy Voting Record.

American Growth Fund, Inc.
Proxy Voting Record
From July 01, 2006 to June 30, 2007

Name of Security	Ticker Symbol and Cusip number	Shareholder Meeting Date	Identification Voted On	Proposed	Cast its Vote Yes or No	How Cast its Vote	Cast its Vote For or Against Management
Network Appliance, Inc.	NTAP 64120L104	08/31/2006	1. Directors Recommend
2. Approve the company´s amended 1999 stock incentive plan to increase the maximum number of shares of common stock
3. Approve the company´s amended 1999 plan to increase director compensation
4. Approve an amendment to the company´s employee stock purchase plan
			5. Ratify the appointment of Deloitte & Touche LLP as independent auditors	Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes	For For For For For	For For For For For
Integrated Device Technology, Inc.	IDTI 458118106	09/14/2006	1. Directors Recommend 2. Approval of the amendment to the company´s 2004 equity plan. 3. Ratification of selection of PricewaterhouseCoopers LLP as the company´s independent accountants.	Issuer Issuer Issuer	Yes Yes Yes	For For For	For For For
Cisco Systems, Inc.	CSCO 17275R102	11/15/2006	1. Directors Recommend
2.To Ratify the appointment of PricewaterhouseCoopers LLP as the company´s independent registered public accounting firm.
3. Proposal submitted by a shareholder urging the board of directors to adopt a policy.
4. Proposal submitted by shareholders requesting the board´s compensation committee initiate a review of Cisco´s executive compensation policies.
			5. Proposal submitted by shareholders requesting the board to publish a report to shareholders.	Issuer Issuer Issuer Issuer Issuer	Yes Yes Against Against Against	For For Against Against Against	For For Against Against Against
Cardinal Health, Inc.	CAH 14149Y108	11/08/2006	1. Directors Recommend.
2. Proposal to ratify the selection of Ernst & Young LLP as the Company´s independent registered public accounting firm.
3. Shareholder Proposal regarding severance arrangements.
4. Shareholder proposal regarding performance-based stock options.
			5. Shareholder proposal regarding submission of the human resources and compensation committee report for an annual shareholder advisory vote.	Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes	For For For For For	For For For For For
Freescale Semiconductor, Inc.	FSL.B 35687M206	11/13/2006	1. To consider and vote on a proposal to adopt the agreement and plan of merger.
			2. To approve the adjournment of the special meeting to solicit additional proxies if there are insufficient votes at the time of the special meeting to adopt the merger agreement.	Issuer Issuer	Yes Yes	For For	For For
Symbol Technologies, Inc.	SBL 871508107	01/09/2007	1. Proposal to approve and adopt the agreement and plan of merger.	Issuer	Yes	For	For
Fair Isaac Corp.	FIC 303250104	02/12/2007	1. Election of Directors 2. To ratify the appointment of Deloitte & Touche LLP as the Company´s Independent auditors for the current fiscal year	Issuer Issuer	Yes Yes	For For	For For
Hewlett-Packard	HPQ 428236103	03/14/2007	1. Election of Directors
2. Proposal to ratify the appointment of the independent registered public accounting firm for the fiscal year ending October 31, 2007
3. Proposal to relating to stockholder nominees for election to the board of directors
4. Stockholder proposal entitled "separate the roles of CEO and Chairman."
5. Stockholder proposal entitled "subject any future poison pill to shareholder vote"
			6. Stockholder proposal entitled "link pay to performance"	Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes	For For For For For For	For For For For For For
Applied Materials, Inc.	AMAT 38222105	03/14/2007	1. Election of Directors
2. To approve the amended and restated employee stock incentive plan.
3. To approve the amended and restated employees´ stock purchase plan
4. To approve the amended and restated senior executive bonus plan.
			5. To ratify the appointment of KPMG LLP as applies materials´ independent registered public accounting firm for Fiscal year 2007	Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes	For For For For For	For For For For For
Texas Instruments Incorp.	TXN 882508104	04/19/2007	1. Election of Directors Issuer 2. To ratify the appointment of Ernst & Young LLP as the Company´s independent registered public accounting firm for 2007	Issuer Issuer	Yes Yes	For For	For For
Motorola, Inc.	MOT 620076109	05/07/2007	1. Election of Directors
2. Approval of amendment to the Motorola employee stock purchase plan of 1999
3. Shareholder proposal re: shareholder vote on executive pay.
			4. Shareholder proposal re: recoup unearned management bonuses.	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For Abstain Abstain	For For Abstain Abstain
Amgen Inc.	AMGN 31162100	05/09/2007	1. Election of Directors
2. To ratify the selection of Ernst & Young LLP as the company´s independent registered public accountants for the year 2007
3. To approve the amendments to the company´s restated certificate of incorporation eliminating the classification of the board of directors.
4. To approve the amendments to the company´s amended and restated bylaws eliminating the Issuer classification of the board of directors.
5A. Stockholder proposal #1 (animal welfare policy).
			5B. Stockholder proposal #2(sustainability report).	Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes	For For For For Abstain Abstain	For For For For Abstain Abstain
EMC Corp.	EMC 268648102	05/03/2007	1. Election of Directors
2. To ratify the selection by the audit committee of the board of directors of pricewaterhousecoopers LLP as EMC´s independent auditors for year 2007
3. To approve an amended and restated EMC corporation 2003 stock plan to increase by 100,000,000.
4. To approve an amendment to EMC´S 1989 employee stock purchase plan to increase by 25, 000,000.
5. To eliminate EMC´S classified board structure and provide for the annual election of each director.
6. To act upon a shareholder proposal relating to EMC´s audit committee, as described in EMC´s proxy statement
7. To act upon a shareholder proposal relating to election of directors by majority vote, as described in EMC´S proxy statement.
8. To act upon a shareholder proposal relating to simple majority vote, as described in EMC´s proxy statement.
			9. To act upon a shareholder proposal relating to pay-for superior performance, as described in EMC´S proxy statement.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For Abstain Abstain	For For For For For For For Abstain Abstain
Intel Corp.	INTC 458140100	05/16/2007	1. Election of Directors
2. Ratification of selection of Ernst & Young LLP as our independent registered public
3. Amendment and extension of the 2006 equity incentive plan
4. Approval of the 2007 executive office incentive plan
			5. Stockholder proposal requesting limitation on executive compensation.	Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes	For For For For Against	For For For For Against
JP Morgan Chase & Co.	JPM 46625H100	05/15/2007	1. Election of Directors
2. Appointment of independent registered public accounting firm.
3. Stock options
4. Performance-based restricted stock.
5. Executive compensation approval
6. Separate chairman
7. Cumulative voting
8. Majority voting for directors
9. Political contributions report
			10. Slavery apology report	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For Against Abstain Abstain Against Against Abstain For Abstain	For For Against Abstain Abstain Against Against Abstain For Abstain
Teradyne, Inc.	TER 880770102	05/24/2007	1. Election of Directors
2. To approve an amendment to the 1996 employee stock purchase plan.
3. To approve an amendment to the amended and restated by-law to adopt majority voting.
			4. To ratify the selection of Pricewaterhousecoopers LLP as independent auditors	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For For For	For For For For
Cephalon, Inc.	CEPH 156708109	05/17/2007	1. Election of Directors
2. Approval of amendment to the certificate of incorporation increasing the number of shares of common stock authorized for issuance
3. Approval of amendment to the 2004 equity compensation plan to increase the number of shares of common stock authorized for issuance
			4. Ratification of appointment of Pricewaterhousecoopers LLP as independent registered public accountants	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For For For	For For For For
Novellus Systems, Inc.	NVLS 670008101	05/11/2007	1. Election of Directors
2. Proposal to ratify and approve the amendment and restatement of the company´s 2001 stock incentive plan.
3. Proposal to increase the number of shares insurable pursuant to the company´s 1992 employee stock purchase plan.
			4. Proposal to ratify and approve the appointment of Ernst & Young LLP as the independent registered public accounting firm	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For For For	For For For For
AXA Financial	AXA 54536107	05/14/2007	1. Approval of the Co´s financial statements for 2006 - parent only
2. Approval of the consolidated financial statements for 2006
3. Earnings appropriation and declaration of a dividend of Euro 1.06 per share
4. Approval of a new regulated agreement.
5. Approval of the previously authorized regulated agreements
6 .to 11. Re-appointment of several people to the supervisory board
12. Determination of the annual of directors´ fees
13. Authorization granted to the management board to purchase the company´s shares
E14 to E22. Delegation of authority to the management board to increase or to issue difference events.
E 23. Authorization granted to the management board to resolve to issue securities securing immediate
E 24. Authorization granted to the management board to freely allot shares to employees of the AXA group
E 25. Authorization granted to the management board to reduce capital through the cancellation of shares
E 26. Amendment to the bylaws relating to the conditions of participation in the shareholders´ meeting.
E 27. Amendment to the bylaws pertaining to the terms and conditions governing the process of nominating candidates to serve on the supervisory board
			E28. Authorization to comply with all formal requirements in connection with this meeting	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For For For For	For For For For For For For For For For For For For For For
Time Warner Inc.	TWX 887317105	05/18/2007	1. Election of Directors
2. Ratification of auditors
3. Company proposal to amend the company´s restated certificate of incorporation to eliminate certain super-majority vote requirements.
4. Stockholder proposal regarding advisory resolution to ratify compensation of named executive officers.
5. Stockholder proposal regarding separation of roles of chairman and CEO
6. Stockholder proposal regarding simple majority vote
7. Stockholder proposal regarding special shareholder meetings.
			8. Stockholder proposal regarding stockholder ratification of director compensation when a stockholder rights plan has been adopted.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For	For For For For For For For For

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Robert Brody
Robert Brody
President
Date: 07/10/07